POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2015
POSTRETIREMENT BENEFITS Disclosure [Abstract]
POSTRETIREMENT BENEFITS
POSTRETIREMENT BENEFITS

We provide certain postretirement healthcare (medical) and life insurance benefits for eligible active and retired domestic employees.  The healthcare plans are contributory with participants’ contributions adjusted annually based on medical rates of inflation and plan experience.  We use a measurement date of December 31 for our postretirement plans.

Effective as of December 31, 2015, we changed the approach used to measure service and interest costs for our other postretirement benefits. For the year ended December 31, 2015, we measured service and interest costs utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning in 2016 for our other postretirement benefits, we elected to measure service and interest costs by applying the specific spot rates along the yield curve to the plans’ estimated cash flows. We believe the new approach provides a more precise measurement of service and interest costs by aligning the timing of the plans’ liability cash flows to the corresponding spot rates on the yield curve. This change does not affect the measurement of our plan obligations. We have accounted for this change as a change in accounting estimate and, accordingly, have accounted for it on a prospective basis.

Other Postretirement Benefits Obligations and Funded Status

Changes in the benefit obligation were as follows:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Benefit Obligation	U.S.	Foreign	Total	U.S.	Foreign	Total
Benefit obligation at beginning of year	$58.5	$8.7	$67.2	$59.0	$8.6	$67.6
Service cost	1.1	0.1	1.2	1.0	0.1	1.1
Interest cost	2.0	0.3	2.3	2.3	0.4	2.7
Actuarial loss (gain)	(0.7)	0.7	—	2.4	0.7	3.1
Benefits paid	(7.0)	(0.3)	(7.3)	(6.2)	(0.4)	(6.6)
Currency translation adjustments	—	(1.5)	(1.5)	—	(0.7)	(0.7)
Curtailment	—	0.1	0.1	—	—	—
Benefit obligation at end of year	$53.9	$8.1	$62.0	$58.5	$8.7	$67.2

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Funded status	$(53.9)	$(8.1)	$(62.0)	$(58.5)	$(8.7)	$(67.2)

Under ASC 715 we recorded an after-tax benefit of less than $0.1 million ($0.1 million pretax) to shareholders’ equity as of December 31, 2015 for our other postretirement plans.  In 2014, we recorded a $1.8 million after-tax charge ($3.1 million pretax) to shareholders’ equity as of December 31, 2014 for our other postretirement plans.

Amounts recognized in the consolidated balance sheets consisted of:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Accrued benefit in current liabilities	$(5.3)	$(0.3)	$(5.6)	$(5.2)	$(0.3)	$(5.5)
Accrued benefit in noncurrent liabilities	(48.6)	(7.8)	(56.4)	(53.3)	(8.4)	(61.7)
Accumulated other comprehensive loss	29.7	0.2	29.9	33.6	(0.4)	33.2
Net balance sheet impact	$(24.2)	$(7.9)	$(32.1)	$(24.9)	$(9.1)	$(34.0)

	Years Ended December 31,
	2015	2014	2013
Components of Net Periodic Benefit Cost	($ in millions)
Service cost	$1.2	$1.1	$1.3
Interest cost	2.3	2.7	2.6
Amortization of prior service cost	—	(0.1)	(0.1)
Recognized actuarial loss	3.1	2.9	3.7
Curtailment	0.1	—	—
Net periodic benefit cost	$6.7	$6.6	$7.5

Included in Other Comprehensive Loss (Pretax)
Liability adjustment	$(0.1)	$3.1	$(1.9)
Amortization of prior service costs and actuarial losses	(3.2)	(2.8)	(3.6)

For the year ended December 31, 2015, we recorded a curtailment charge of $0.1 million associated with permanently closing a portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. This charge was included in restructuring charges.

The other postretirement plans’ actuarial loss that will be recognized from accumulated other comprehensive loss into net periodic benefit cost in 2016 will be approximately $3 million.

The service cost and amortization of prior service cost components of postretirement benefit expense related to the employees of the operating segments are allocated to the operating segments based on their respective estimated census data.

Other Postretirement Benefits Plan Assumptions

Certain actuarial assumptions, such as discount rate, have a significant effect on the amounts reported for net periodic benefit cost and accrued benefit obligation amounts.

	December 31,
Weighted-Average Assumptions	2015	2014	2013
Discount rate—periodic benefit cost	3.7%	4.3%	3.6%
Discount rate—benefit obligation	4.1%	3.7%	4.3%

The discount rate is based on a hypothetical yield curve represented by a series of annualized individual zero-coupon bond spot rates for maturities ranging from one-half to thirty years.  The bonds used in the yield curve must have a rating of AA or better per Standard & Poor’s, be non-callable, and have at least $250 million par outstanding.  The yield curve is then applied to the projected benefit payments from the plan.  Based on these bonds and the projected benefit payment streams, the single rate that produces the same yield as the matching bond portfolio, rounded to the nearest quarter point, is used as the discount rate.

We review external data and our own internal trends for healthcare costs to determine the healthcare cost for the post retirement benefit obligation.  The assumed healthcare cost trend rates for pre-65 retirees were as follows:

	December 31,
	2015	2014
Healthcare cost trend rate assumed for next year	8.5%	8.5%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the ultimate rate	2022	2021

For post-65 retirees, we provide a fixed dollar benefit, which is not subject to escalation.

Assumed healthcare cost trend rates have an effect on the amounts reported for the healthcare plans.  A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
	($ in millions)
Effect on total of service and interest costs	$0.2	$(0.2)
Effect on postretirement benefit obligation	3.1	(2.6)

We expect to make payments of approximately $5 million for each of the next five years under the provisions of our other postretirement benefit plans.